Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Line Items]
Schedule of Movement of Allowance for Doubtful Accounts

The following table presents the movement in the allowance for credit losses for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	557,073	614,246	640,394
Provision of allowance for credit losses	57,423	52,994	19,478
Receivables written off for the year	(250)	(26,846)	(17,086)
Balance at the end of the year	614,246	640,394	642,786

Trade Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Schedule of Accounts Receivable

Accounts receivable, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	836,435	790,706
Less: allowance for credit losses	(640,394)	(642,786)
Accounts receivable, net	196,041	147,920